UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 11,821	$ 1,650	¥ 11,426
Operating costs and expenses:
Hotel operating costs	7,356	1,027	7,296
Other operating costs	22	3	15
Selling and marketing expenses	552	77	577
General and administrative expenses	1,172	164	1,111
Pre-opening expenses	15	2	27
Total operating costs and expenses	9,117	1,273	9,026
Other operating income, net	165	23	175
Income from operations	2,869	400	2,575
Interest income	101	14	107
Interest expense	165	23	167
Other income, net	37	5	64
Losses from fair value changes of equity securities, net	(13)	(2)	(13)
Foreign exchange (loss) gain, net	574	80	(116)
Income before income taxes	3,403	474	2,450
Income tax expense	942	131	702
Gain (loss) from equity method investments	(3)	0	1
Net income	2,458	343	1,749
Less: net income attributable to noncontrolling interest	20	3	23
Net income attributable to H World Group Limited	2,438	340	1,726
Other comprehensive income (loss)
Loss arising from defined benefit plan, net of tax of nil and RMB0 for the six months ended June 30, 2024 and 2025, respectively.	0	0
(Loss) Gain from fair value changes of debt securities, net of tax of RMB (8) and RMB1 for the six months ended June 30, 2024 and 2025, respectively	4	1	(25)
Foreign currency translation adjustments, net of tax of nil for the six months ended June 30, 2024 and 2025	(124)	(17)	(30)
Comprehensive income	2,338	327	1,694
Less: comprehensive income attributable to the noncontrolling interest	20	3	23
Comprehensive income attributable to H World Group Limited	¥ 2,318	$ 324	¥ 1,671
EARNINGS PER SHARE
Basic | (per share)	¥ 0.79	$ 0.11	¥ 0.55
Diluted | (per share)	¥ 0.77	$ 0.11	¥ 0.54
Weighted average number of shares used in computation:
Basic (in shares)	3,069,285,390	3,069,285,390	3,138,594,148
Diluted (in shares)	3,238,797,601	3,238,797,601	3,300,316,153
Leased and owned hotels
Revenues:
Total revenues	¥ 6,190	$ 864	¥ 6,780
Manachised and franchised hotels
Revenues:
Total revenues	5,364	749	4,397
Others
Revenues:
Total revenues	¥ 267	$ 37	¥ 249